Goodwill and intangible assets - Impairment testing (commentary) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 23,453	$ 21,346
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	13,588	12,330
Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,059	$ 3,025